SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details)		12 Months Ended
	May 14, 2024	Oct. 31, 2023 segment
Segment Reporting
Reportable business segments		1
Class A ordinary shares | Subsequent events
Reverse Stock Split
Reverse stock split ratio	0.2